STOCKHOLDERS’ EQUITY (DEFICIT) (Tables) - Murphy Canyon Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The expected tax expense based on the statutory rate is reconciled with actual tax expense as follows:

For the Year Ended
December 31,
2022
U.S. federal statutory rate	21.0%
State taxes, net of federal benefit	0.1%
Change in valuation allowance	27.36%
Income tax provision	48.46%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
2022
Deferred tax assets:
Startup costs	211,627
Total deferred tax assets	211,627

Valuation Allowance	(211,627)

Net deferred tax asset	$-

SCHEDULE OF CHANGE IN VALUATION
2022

Federal
Current	$374,862
Deferred	(211,627)
State and Local
Current	-
Deferred	-
Change in valuation	211,627
Income Tax Provision	$374,862